Property and Equipment, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, net
Total	¥ 25,228	¥ 23,545
Less: accumulated depreciation	(14,082)	(11,617)
Less: impairment	(7,987)	(7,987)
Property and equipment, net	3,159	3,941
Depreciation expense	2,563	5,549	¥ 4,195
Electronic equipment and computers
Property and equipment, net
Total	17,532	16,502
Office furniture and equipment
Property and equipment, net
Total	2,725	2,398
Leasehold improvement
Property and equipment, net
Total	¥ 4,971	¥ 4,645